SCHEDULE OF CAPITALIZED SOFTWARE AND OTHER INTANGIBLE ASSETS (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
Gross Carrying Amount, Capitalized software	$ 2,393	$ 2,326	$ 2,259
Accumulated Amortization, Capitalized software	(136)	(123)	(83)
Net Carrying Amount, Capitalized software	2,257	2,203	2,176
Gross Carrying Amount, Other intangible assets	380	380
Accumulated Amortization, Other intangible assets
Net Carrying Amount, Other intangible assets	$ 380	$ 380